Cash Dividends	6 Months Ended
Mar. 31, 2015
Cash Dividends
Cash Dividends

6.Cash Dividends

The $0.6875 per share cash dividend declared December 2, 2014, was paid March 2, 2015.  On March 4, 2015, a cash dividend of $0.6875 per share was declared for shareholders of record on May 15, 2015, payable June 1, 2015. The dividend payable is included in accounts payable in the Consolidated Condensed Balance Sheet.